EuroPac International Value Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 91.3%
	AUSTRALIA — 3.1%
200,000	Sonic Healthcare Ltd.	$4,169,966
	BRAZIL — 3.1%
750,656	Ambev S.A. - ADR	1,966,719
689,700	Banco Bradesco S.A. - ADR	2,138,070
		4,104,789
	CANADA — 15.2%
89,928	Agnico Eagle Mines Ltd.	4,420,860
85,000	Bank of Nova Scotia	3,974,675
260,000	Barrick Gold Corp.	4,056,000
1,000,000	IAMGOLD Corp. *	2,380,000
509,900	Kinross Gold Corp.	2,809,549
30,000	Nutrien Ltd.	1,496,100
84,694	Pan American Silver Corp.	1,145,063
		20,282,247
	CHILE — 1.5%
174,402	Cia Cervecerias Unidas S.A. - ADR	2,077,128
	CHINA — 2.6%
100,000	Tencent Holdings Ltd.	3,471,110
	DENMARK — 5.4%
20,000	Novo Nordisk A/S - ADR	2,294,800
50,000	Novozymes A/S	2,562,017
35,000	Royal Unibrew A/S	2,292,678
		7,149,495
	FRANCE — 4.8%
51,100	Societe BIC S.A.	3,535,841
25,000	Sodexo S.A.	2,820,304
		6,356,145
	GERMANY — 8.7%
10,000	adidas A.G.	1,887,934
20,000	BASF S.E.	956,107
56,000	Bayer A.G.	1,742,578
15,000	Carl Zeiss Meditec A.G.	1,581,220
34,000	Mercedes-Benz Group A.G.	2,295,498
25,000	Volkswagen A.G.	3,215,468
		11,678,805

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN — 6.5%
54,000	Calbee, Inc.	$1,138,483
50,000	Chugai Pharmaceutical Co., Ltd.	1,798,511
200,000	MonotaRO Co., Ltd.	1,883,644
100,000	Ono Pharmaceutical Co., Ltd.	1,802,414
150,000	Shoei Co., Ltd.	2,004,654
		8,627,706
	NETHERLANDS — 3.0%
22,000	Aalberts N.V.	874,929
100,000	Shell PLC	3,129,947
		4,004,876
	NORWAY — 2.2%
105,000	Equinor A.S.A.	3,004,780
	SINGAPORE — 2.0%
165,000	Singapore Exchange Ltd.	1,152,134
842,700	Singapore Telecommunications Ltd.	1,503,857
		2,655,991
	SPAIN — 1.2%
382,689	Telefonica S.A.	1,557,143
	SWEDEN — 0.9%
32,000	Alfa Laval A.B.	1,174,165
	SWITZERLAND — 9.7%
1,500	Barry Callebaut A.G.	2,190,785
10,000	Kuehne + Nagel International A.G.	3,388,600
25,000	Novartis A.G. - ADR	2,586,750
10,000	Roche Holding A.G.	2,846,999
6,000	Sonova Holding A.G.	1,917,468
		12,930,602
	UNITED KINGDOM — 15.7%
85,000	BP PLC - ADR	2,983,500
200,000	British American Tobacco PLC - ADR	5,920,000
125,000	Burberry Group PLC	2,058,944
55,760	GSK PLC	2,199,174
40,000	Reckitt Benckiser Group PLC	2,891,958
75,000	Unilever PLC - ADR	3,651,750
1,423,470	Vodafone Group PLC	1,210,067
		20,915,393

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES — 5.7%
52,000	Newmont Corp.	$1,794,520
73,200	Newmont Corp. - CDI	2,512,398
36,645	Philip Morris International, Inc.	3,329,198
		7,636,116
	TOTAL COMMON STOCKS
	(Cost $119,780,787)	121,796,457
	SHORT-TERM INVESTMENTS — 8.5%
11,435,583	Federated Hermes Treasury Obligations Fund - Institutional Class, 5.123% [1]	11,435,583
	Total Short-Term Investments
	(Cost $11,435,583)	11,435,583
	TOTAL INVESTMENTS — 99.8%
	(Cost $131,216,370)	133,232,040
	Other Assets in Excess of Liabilities — 0.2%	211,763
	TOTAL NET ASSETS — 100.0%	$133,443,803

ADR – American Depository Receipt
CDI – CHESS Depositary Interest
PLC – Public Limited Company

*Non-income producing security.
[1]The rate is the annualized seven-day yield at period end.